Plumb Balanced Fund
Schedule of Investments - December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.50%
Banks - 1.94%
JPMorgan Chase & Co.	22,500	$2,859,075

Commercial & Professional Services - 1.90%
Copart, Inc. (a)	22,000	2,799,500

Diversified Financials - 2.30%
Discover Financial Services	37,500	3,394,875

Food, Beverage & Tobacco - 2.15%
Constellation Brands, Inc. - Class A	14,500	3,176,225

Health Care Equipment & Services - 4.27%
Guardant Health, Inc. (a)	13,000	1,675,440
Intuitive Surgical, Inc. (a)	3,400	2,781,540
Stryker Corp.	7,500	1,837,800
		6,294,780
Media & Entertainment - 2.44%
Alphabet, Inc. - Class A (a)	2,050	3,592,912

Pharmaceuticals, Biotechnology & Life Sciences - 1.26%
Exact Sciences Corp. (a)	14,000	1,854,860

Retailing - 5.60%
Amazon.com, Inc. (a)	1,250	4,071,162
MercadoLibre, Inc. (a)	2,500	4,188,050
		8,259,212
Semiconductors & Semiconductor Equipment - 4.08%
Advanced Micro Devices, Inc. (a)	20,000	1,834,200
NVIDIA Corp.	8,000	4,177,600
		6,011,800
Software & Services - 37.50%
Adobe, Inc. (a)	7,750	3,875,930
Adyen NV - ADR (a)(b)	60,000	2,784,000
ANSYS, Inc. (a)	8,000	2,910,400
Appian Corp. (a)	6,000	972,540
Autodesk, Inc. (a)	16,000	4,885,440
Coupa Software, Inc. (a)	10,500	3,558,555
Domo, Inc. (a)	35,000	2,231,950
Fiserv, Inc. (a)	18,500	2,106,410
FleetCor Technologies, Inc. (a)	13,500	3,683,205
Mastercard, Inc. - Class A	11,500	4,104,810
Microsoft Corp.	20,000	4,448,400
Pagseguro Digital Ltd. - ADR (a)(b)	35,000	1,990,800
PayPal Holdings, Inc. (a)	20,000	4,684,000
salesforce.com, Inc. (a)	12,500	2,781,625
Tyler Technologies, Inc. (a)	7,000	3,055,640
Visa, Inc. - Class A	20,000	4,374,600
WEX, Inc. (a)	14,000	2,849,420
		55,297,725
Technology Hardware & Equipment - 3.06%
Apple, Inc.	34,000	4,511,460

TOTAL COMMON STOCKS (Cost $56,234,201)		98,052,424

CORPORATE BONDS - 31.45%	Principal Amount
Automobiles & Components - 0.35%
Toyota Industries Corp. (b)
3.110%, 03/12/2022	$500,000	514,740

Banks - 11.95%
BAC Capital Trust XIII
4.000%, (3 Month LIBOR USD + 0.400%) Perpetual Maturity (c)	1,200,000	1,188,000
Bank of America Corp.
1.378%, (3 Month LIBOR USD + 1.160%) 01/20/2023 (c)	2,000,000	2,020,900
Bank OZK
5.500%, (3 Month LIBOR USD + 4.425%) 07/01/2026 (c)	2,815,000	2,855,308
Citigroup, Inc.
1.322%, (3 Month LIBOR USD + 1.100%) 05/17/2024 (c)	2,500,000	2,534,845
4.700%, (SOFR + 3.234%) Perpetual Maturity (c)	600,000	617,679
1.565%, (3 Month LIBOR USD + 1.350%) 04/25/2024 (c)	500,000	500,394
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	1,333,000	1,362,263
Home BancShares, Inc.
5.625%, (3 Month LIBOR USD + 3.575%) 04/15/2027 (c)	2,295,000	2,346,796
JPMorgan Chase & Co.
6.750%, (3 Month LIBOR USD + 3.780%) Perpetual Maturity (c)	2,325,000	2,611,014
Pinnacle Financial Partners, Inc.
4.125%, (3 Month LIBOR USD + 2.775%) 09/15/2029 (c)	1,575,000	1,588,547
		17,625,746
Capital Goods - 1.91%
Carlisle Cos, Inc.
3.500%, 12/01/2024	500,000	548,367
General Electric Co.
1.217%, (3 Month LIBOR USD + 1.000%) 03/15/2023 (c)	1,000,000	1,005,801
Owens Corning
4.200%, 12/15/2022	1,200,000	1,262,626
		2,816,794
Diversified Financials - 3.44%
Discover Financial Services
6.125%, (H15T5Y + 5.783%) Perpetual Maturity (c)	250,000	282,814
The Charles Schwab Corp.
5.375%, (H15T5Y + 4.971%) Perpetual Maturity (c)	1,000,000	1,116,250
The Goldman Sachs Group, Inc.
1.954%, (3 Month LIBOR USD + 1.700%) 04/05/2026 (c)	1,000,000	1,017,062
Toyota Motor Credit Corp.
1.15%, 05/26/2022	2,625,000	2,659,793
		5,075,919
Food, Beverage & Tobacco - 0.42%
General Mills, Inc.
3.200%, 04/16/2021	200,000	201,546
PepsiCo., Inc.
0.764%, (3 Month LIBOR + 0.530%) 10/06/2021 (c)	410,000	411,633
		613,179
Health Care Equipment & Services - 1.57%
CVS Pass-Through Trust
6.943%, 01/10/2030	196,945	235,600
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,000,000	2,078,089
		2,313,689
Insurance - 1.12%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,077,932
Old Republic International Corp.
4.875%, 10/01/2024	500,000	570,643
		1,648,575
Pharmaceuticals, Biotechnology & Life Sciences - 0.88%
Amgen, Inc.
3.625%, 05/15/2022	1,250,000	1,295,455

Semiconductors & Semiconductor Equipment - 1.67%
Intel Corp.
1.700%, 05/19/2021	1,200,000	1,204,972
NVIDIA Corp.
2.200%, 09/16/2021	1,245,000	1,260,302
		2,465,274
Software & Services - 3.98%
CDK Global, Inc.
4.875%, 06/01/2027	2,000,000	2,113,750
PayPal Holdings, Inc.
2.200%, 09/26/2022	1,548,000	1,599,868
VeriSign, Inc.
4.750%, 07/15/2027	2,000,000	2,149,400
		5,863,018
Technology Hardware & Equipment - 1.13%
Apple, Inc.
2.250%, 02/23/2021	400,000	399,774
Motorola Solutions, Inc.
4.000%, 09/01/2024	1,135,000	1,268,795
		1,668,569
Transportation - 3.03%
Burlington Northern Santa Fe LLC
3.450%, 09/15/2021	996,000	1,010,099
4.100%, 06/01/2021	1,645,000	1,654,774
Union Pacific Corp.
3.200%, 06/08/2021	800,000	809,951
United Parcel Service, Inc.
3.125%, 01/15/2021	1,000,000	1,000,242
		4,475,066
TOTAL CORPORATE BONDS (Cost $45,686,547)		46,376,024

SHORT TERM INVESTMENT- 2.30%	Shares
Money Market Fund - 2.30%
First American Government Obligations Fund - Class X - 0.04% (d)	3,390,092	3,390,092
TOTAL SHORT TERM INVESTMENT (Cost $3,390,092)		3,390,092

Total Investments (Cost $105,310,840) - 100.25%		147,818,540
Liabilities in Excess of Other Assets - (0.25)%		(369,049)
TOTAL NET ASSETS - 100.00%		$147,449,491

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands 1.89%, Cayman Islands: 1.35%, Japan: 0.35%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of December 31, 2020.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2020.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$98,052,424	$-	$-	$98,052,424
Corporate Bonds*	-	46,376,024	-	46,376,024
Money Market Fund	3,390,092	-	-	3,390,092
Total	$101,442,516	$46,376,024	$-	$147,818,540

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2020, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the Schedule of Investments.